Fair Value Measurements - Other Real Estate Owned and Repossessed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total Gains (Losses) | Real Estate Mortgage - Residential
Fair Value Measurements
Gains (losses) on impaired loans	$ (50)
Nonrecurring | Fair value
Fair Value Measurements
Impaired loans	966	$ 3,585
Other real estate and repossessed assets	546	1,744
Nonrecurring | Fair value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	641	921
Nonrecurring | Fair value | Real Estate Construction - Residential
Fair Value Measurements
Impaired loans	260	268
Nonrecurring | Fair value | Real Estate Mortgage - Residential
Fair Value Measurements
Impaired loans	0	27
Nonrecurring | Fair value | Real Estate Mortgage - Commercial
Fair Value Measurements
Impaired loans	65	2,369
Nonrecurring | Total Gains (Losses)
Fair Value Measurements
Gains (losses) on impaired loans	(2,417)	(196)
Gains (losses) on other real estate and repossessed assets	875	(4,431)
Nonrecurring | Total Gains (Losses) | Commercial, financial, and agricultural
Fair Value Measurements
Gains (losses) on impaired loans	(1,931)	(76)
Nonrecurring | Total Gains (Losses) | Real Estate Construction - Residential
Fair Value Measurements
Gains (losses) on impaired loans	0	0
Nonrecurring | Total Gains (Losses) | Real Estate Mortgage - Residential
Fair Value Measurements
Gains (losses) on impaired loans		(88)
Nonrecurring | Total Gains (Losses) | Real Estate Mortgage - Commercial
Fair Value Measurements
Gains (losses) on impaired loans	(436)	(32)
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value
Fair Value Measurements
Impaired loans	0	0
Other real estate and repossessed assets	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Real Estate Construction - Residential
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Real Estate Mortgage - Residential
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Real Estate Mortgage - Commercial
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value
Fair Value Measurements
Impaired loans	0	0
Other real estate and repossessed assets	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Real Estate Construction - Residential
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Real Estate Mortgage - Residential
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Real Estate Mortgage - Commercial
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value
Fair Value Measurements
Impaired loans	966	3,585
Other real estate and repossessed assets	546	1,744
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	641	921
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Real Estate Construction - Residential
Fair Value Measurements
Impaired loans	260	268
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Real Estate Mortgage - Residential
Fair Value Measurements
Impaired loans	0	27
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Real Estate Mortgage - Commercial
Fair Value Measurements
Impaired loans	$ 65	$ 2,369